UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09149
Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99 Cert Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$316,204
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	174,898

		$491,102

Electric Utilities — 1.0%
$360	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$352,656

		$352,656

Escrowed/Prerefunded — 7.7%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,078,090
1,000	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,023,190
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	721,697

		$2,822,977

General Obligations — 7.3%
$1,000	Barberton City School District, 4.50%, 12/1/33	$969,770
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,163,237
500	Columbus, 5.00%, 7/1/23(1)	533,405

		$2,666,412

Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$83,361

		$83,361

Hospital — 11.6%
$1,245	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	$1,060,840
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	437,285
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,010,100
750	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/36	613,777
1,000	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	790,250
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	336,768

		$4,249,020

Housing — 12.6%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$930,770
790	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.75%, 3/1/37	701,394
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	571,542
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,397,075

		$4,600,781

Industrial Development Revenue — 12.6%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$965,179
1,300	Dayton, (Emery Air Freight), 5.625%, 2/1/18	1,306,305
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,109,555
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	220,142

		$4,601,181

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 7.2%
$730	Miami University, (AMBAC), 3.25%, 9/1/26	$586,876
1,500	University of Akron, Series A, (FSA), 5.00%, 1/1/38	1,530,630
500	University of Akron, Series B, (FSA), 5.00%, 1/1/38	508,145

		$2,625,651

Insured-Electric Utilities — 17.1%
$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,045,740
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	281,089
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	406,100
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	350,825
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,180,290
2,195	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	2,033,316
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	214,269
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	247,925
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	510,645

		$6,270,199

Insured-Escrowed/Prerefunded — 5.1%
$245	Cuyahoga County Hospital, (Cleveland Clinic), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	$247,911
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,066,510
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	543,155

		$1,857,576

Insured-General Obligations — 15.4%
$280	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$283,931
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	206,902
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	509,235
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	762,155
1,500	Madeira City School District, (FSA), 3.50%, 12/1/27	1,302,690
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,821,400
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	757,358

		$5,643,671

Insured-Hospital — 8.1%
$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$936,380
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,498,980
485	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 14.026%, 2/1/29(2)(3)(4)	516,302

		$2,951,662

Insured-Lease Revenue/Certificates of Participation — 1.3%
$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$484,925

		$484,925

Insured-Special Tax Revenue — 3.5%
$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$544,478
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	192,592
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	357,613
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	209,286

		$1,303,969

Insured-Transportation — 7.4%
$385	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$386,009
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,159,850
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,167,650

		$2,713,509

Insured-Water and Sewer — 2.5%
$255	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$236,885
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	693,562

		$930,447

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 7.1%
$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$535,535
1,000	Mahoning County, (Career and Technical Center), 6.25%, 12/1/36	1,010,930
1,155	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,055,358

		$2,601,823

Other Revenue — 11.6%
$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$212,418
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	523,703
2,530	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32	2,692,932
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	829,570

		$4,258,623

Pooled Loans — 12.3%
$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$548,042
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,041,298
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,293,650
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	227,053
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	465,525
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	939,543

		$4,515,111

Special Tax Revenue — 6.6%
$560	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$544,186
1,385	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,436,494
155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155,164
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	171,555
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	112,296

		$2,419,695

Total Tax-Exempt Investments — 159.5% (identified cost $59,800,487)		$58,444,351

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.0)%		$(22,726,932)

Other Assets, Less Liabilities — 2.5%		$912,968

Net Assets Applicable to Common Shares — 100.0%		$36,630,387

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 42.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 16.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of the securities is $516,302 or 1.4% of the Trust’s net assets applicable to common shares.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2009.

(5)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	12 U.S. Treasury Bond	Short	$(1,433,020)	$(1,437,000)	$(3,980)
12/09	6 U.S. Treasury Note	Short	(698,838)	(703,312)	(4,474)

					$(8,454)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
JPMorgan Chase Co.	$812,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(91,952)
Merrill Lynch Capital Services, Inc.	750,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(48,708)

					$(140,660)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $149,114.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,100,838

Gross unrealized appreciation	$2,059,987
Gross unrealized depreciation	(3,546,474)

Net unrealized depreciation	$(1,486,487)

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$58,444,351	$—	$58,444,351

Total Investments	$—	$58,444,351	$—	$58,444,351

Liability Description
Futures Contracts	$(8,454)	$—	$—	$(8,454)
Interest Rate Swaps	—	(140,660)	—	(140,660)

Total	$(8,454)	$(140,660)	$—	$(149,114)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009